UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797

                   OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.5%
---------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Gentex Corp.                                                                         291,521    $    3,888,890
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Applebee's International, Inc.                                                       207,900         3,692,304
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Centex Corp.                                                                         221,300        10,469,703
---------------------------------------------------------------------------------------------------------------
MEDIA--5.5%
Lamar Advertising Co., Cl. A 1                                                       126,800         6,218,272
---------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                  140,421        12,428,663
---------------------------------------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                                                         154,600         9,133,768
                                                                                                ---------------
                                                                                                    27,780,703
---------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc.                                                    144,200         5,062,862
---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.9%
Claire's Stores, Inc.                                                                427,200        10,692,816
---------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                 573,500        13,976,195
                                                                                                ---------------
                                                                                                    24,669,011
---------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
K-Swiss, Inc., Cl. A                                                                 258,000         7,216,260
---------------------------------------------------------------------------------------------------------------
ENERGY--5.3%
---------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
National Oilwell Varco, Inc. 1                                                        74,000         4,960,960
---------------------------------------------------------------------------------------------------------------
OIL & GAS--4.3%
ConocoPhillips                                                                        86,200         5,916,768
---------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                     85,000         5,757,900
---------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                158,400         4,452,624
---------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                     120,500         5,662,295
                                                                                                ---------------
                                                                                                    21,789,587
---------------------------------------------------------------------------------------------------------------
FINANCIALS--33.2%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
Merrill Lynch & Co., Inc.                                                            165,600        12,058,992
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.7%
M&T Bank Corp.                                                                        45,300         5,522,976
---------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                           81,700         2,873,389
---------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                  305,800         8,229,078
---------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                        208,000        17,085,120
                                                                                                ---------------
                                                                                                    33,710,563
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--11.0%
CIT Group, Inc.                                                                      288,900        13,263,399
---------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                      417,700        20,179,087
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                 477,700        21,792,674
                                                                                                ---------------
                                                                                                    55,235,160
---------------------------------------------------------------------------------------------------------------
INSURANCE--9.8%
Conseco, Inc. 1                                                                      300,300         6,846,840
---------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                127,600        12,072,236
---------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                         93,300         7,915,572


1       |       Oppenheimer Quest Capital Value Fund, Inc.

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Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
MBIA, Inc.                                                                            82,900    $    4,875,349
---------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                              110,200         6,846,726
---------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                   221,700        10,989,669
                                                                                                ---------------
                                                                                                    49,546,392
---------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.3%
Countrywide Financial Corp.                                                          145,900         5,227,597
---------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                197,000        11,211,270
                                                                                                ---------------
                                                                                                    16,438,867
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--14.2%
---------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
Invitrogen Corp. 1                                                                   174,300        10,769,997
---------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
Beckman Coulter, Inc.                                                                154,700         8,856,575
---------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                              330,200        12,220,702
                                                                                                ---------------
                                                                                                    21,077,277
---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Laboratory Corp. of America Holdings 1                                               243,100        15,660,502
---------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                       138,600         6,273,036
                                                                                                ---------------
                                                                                                    21,933,538
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Pfizer, Inc.                                                                         220,000         5,717,800
---------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                     66,000        11,745,967
                                                                                                ---------------
                                                                                                    17,463,767
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.9%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
DRS Technologies, Inc.                                                                50,600         2,342,274
---------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                       130,100         5,252,137
---------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                    126,500         9,316,725
                                                                                                ---------------
                                                                                                    16,911,136
---------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.3%
Pacer International, Inc.                                                            218,705         6,528,344
---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
ChoicePoint, Inc. 1                                                                  154,800         5,287,968
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                                                                 207,400         6,779,906
---------------------------------------------------------------------------------------------------------------
MACHINERY--1.8%
Actuant Corp., Cl. A                                                                 108,000         4,753,080
---------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                  103,700         4,446,656
                                                                                                ---------------
                                                                                                     9,199,736
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.2%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
Cisco Systems, Inc. 1                                                                244,900         4,371,465
---------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                       502,700        11,441,452
                                                                                                ---------------
                                                                                                    15,812,917
---------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.6%
Amphenol Corp., Cl. A                                                                110,300         6,185,624
---------------------------------------------------------------------------------------------------------------
Anixter International, Inc.                                                          122,000         6,725,860


2       |       Oppenheimer Quest Capital Value Fund, Inc.

--------------------------------------------------------------------------------

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
CDW Corp.                                                                            135,400    $    7,999,432
---------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.                                                                  303,000         6,999,300
                                                                                                ---------------
                                                                                                    27,910,216
---------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.0%
Zebra Technologies Corp., Cl. A 1                                                    161,000         5,047,350
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                     880,744         7,636,050
---------------------------------------------------------------------------------------------------------------
MATERIALS--1.4%
---------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.4%
Smurfit-Stone Container Corp. 1                                                      683,200         6,913,984
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
Windstream Corp.                                                                      79,302           993,654
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Alltel Corp.                                                                          76,700         4,231,539
---------------------------------------------------------------------------------------------------------------
UTILITIES--7.2%
---------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--7.2%
Dominion Resources, Inc.                                                             145,000        11,379,600
---------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                    663,300        20,111,256
---------------------------------------------------------------------------------------------------------------
SCANA Corp.                                                                          117,000         4,678,830
                                                                                                ---------------
                                                                                                    36,169,686
                                                                                                ---------------
Total Common Stocks (Cost $463,892,738)                                                            497,187,319

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--1.1%
---------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.31%, 8/21/06                                  $  3,000,000         2,991,150
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.95%, 8/1/06                                              2,693,000         2,693,000
                                                                                                ---------------
Total Short-Term Notes (Cost $5,684,150)                                                             5,684,150
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $469,576,888)                                        100.0%      502,871,469
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                    0.0          (232,890)
                                                                                -------------------------------
Net Assets                                                                             100.0%   $  502,638,579
                                                                                ===============================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $  469,576,888
                                                 ===============

Gross unrealized appreciation                    $   58,673,086
Gross unrealized depreciation                       (25,378,505)
                                                 ---------------
Net unrealized appreciation                      $   33,294,581
                                                 ===============


3       |       Oppenheimer Quest Capital Value Fund, Inc.

--------------------------------------------------------------------------------

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


4       |       Oppenheimer Quest Capital Value Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Capital Value Fund, Inc.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006